Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
14. Leases
The Company adopted ASC 842 on January 1, 2022, using the effective date transition method, which requires a cumulative-effect adjustment to the opening balance of retained earnings on the effective date. As a result of the adoption of ASC 842, the Company recognized right-of-use
assets and lease liabilities of $0.3 million and $0.3 million, respectively, as of the January 1, 2022, effective date. There was no impact to opening retained earnings from the adoption of ASC 842.
The Company has made certain assumptions and judgements when applying ASC 842 including the adoption of the package of practical expedients available for transition. The practical expedients allowed the Company to not reassess (i) whether expired or existing contracts contained leases, (ii) lease classification for expired or existing leases and (iii) previously capitalized initial direct costs. The Company also elected not to recognize right-of-use
assets and lease liabilities for short-term leases (leases with a term of twelve months or less).
Operating lease arrangements primarily consist of office and warehouse leases expiring at various years through 2024. The facility leases have original lease terms of two to seven years and contain options to extend the lease up to 5 years or terminate the lease. Options to extend are included in leased right-of-use
assets and lease liabilities in the consolidated balance sheet when the Company is reasonably certain it will renew the underlying leases. Since the implicit rate of such leases is unknown and the Company is not reasonably certain to renew its leases, the Company has elected to apply a collateralized incremental borrowing rate to facility leases on the original lease term in calculating the present value of future lease payments. As of December 31, 2022, the weighted average discount rate for operating leases was 7.98% and the weighted average remaining lease term for operating leases was 0.8 years, respectively.
The Company has entered into various short-term operating leases for office and warehouse space, with an initial term of twelve months or less. These short-term leases are not recorded on the Company’s consolidated balance sheet and the related lease expense for these short-term leases was $0.1 million and $0 million for the years ended December 31, 2022 and 2021 respectively. Total operating lease cost was $0.6 million and $0 million for the years ended December 31, 2022 and 2021, respectively.
Right-of-use
assets of $0.4 million were obtained in exchange for lease liabilities during the year ended December 31, 2022.